LOSSES PER SHARE	12 Months Ended
Dec. 31, 2021
LOSSES PER SHARE
LOSSES PER SHARE

21.   LOSSES PER SHARE

Basic and diluted losses per share for each of the years presented is calculated as follows:

	For the years ended December 31,
	2019		2020		2021
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share—basic	(69,047)	(5,803)	(23,278)	(46)	(51,774)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	395,357,173	33,229,132	429,164,170	847,093	622,337,875	99
Denominator used for losses per share	395,357,173	33,229,132	429,164,170	847,093	622,337,875	99
Losses per share from continuing operations — basic	(0.17)	(0.17)	(0.05)	(0.05)	(0.08)	—

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(69,047)	(5,803)	(23,278)	(46)	(51,774)	—
Reallocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(5,803)	—	(46)	—	—	—
Net loss from continuing operations attributable to ordinary shareholders	(74,850)	(5,803)	(23,324)	(46)	(51,774)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	395,357,173	33,229,132	429,164,170	847,093	622,337,875	99
Conversion of Class B to Class A ordinary shares	33,229,132	—	847,093	—	99	—
Denominator used for losses per share	428,586,305	33,229,132	430,011,263	847,093	622,337,974	99
Losses per share from continuing operations—diluted	(0.17)	(0.17)	(0.05)	(0.05)	(0.08)	—

Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	39,535,717	—	42,916,417	—	62,233,788	—
Denominator used for losses per ADS - diluted	42,858,631	—	43,001,126	—	62,233,797	—
Losses from continuing operations per ADS – basic	(1.75)	—	(0.54)	—	(0.83)	—
Losses from continuing operations per ADS – diluted	(1.75)	—	(0.54)	—	(0.83)	—

21.  LOSSES PER SHARE (continued)

	For the years ended December 31,
	2019		2020		2021
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

Losses per share from discontinued operations—basic:
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share—basic	(18,054)	(1,517)	(9,070)	(18)	(8,742)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	395,357,173	33,229,132	429,164,170	847,093	622,337,875	99
Denominator used for loss per share	395,357,173	33,229,132	429,164,170	847,093	622,337,875	99
Losses per share from discontinued operations — basic	(0.05)	(0.05)	(0.02)	(0.02)	(0.01)	—

Losses per share from discontinued operations—diluted:
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(18,054)	(1,517)	(9,070)	(18)	(8,742)	—
Reallocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(1,517)	—	(18)	—	—	—
Net loss from discontinued operations attributable to ordinary shareholders	(19,571)	(1,517)	(9,088)	(18)	(8,742)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	395,357,173	33,229,132	429,164,170	847,093	622,337,875	99
Conversion of Class B to Class A ordinary shares	33,229,132	—	847,093	—	99	—
Denominator used for loss per share	428,586,305	33,229,132	430,011,263	847,093	622,337,974	99
Losses per share from discontinued operations—diluted	(0.05)	(0.05)	(0.02)	(0.02)	(0.01)	—

Losses from discontinued operations per ADS:
Denominator used for loss per ADS - basic	39,535,717	—	42,916,417	—	62,233,788	—
Denominator used for loss per ADS - diluted	42,858,631	—	43,001,126	—	62,233,797	—
Losses from discontinued operations per ADS – basic	(0.46)	—	(0.21)	—	(0.14)	—
Losses from discontinued operations per ADS – diluted	(0.46)	—	(0.21)	—	(0.14)	—